Commitments and Contingencies - Additional Information - Petrojarl I (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Aggregate principal amount		$ 3,173,229	$ 3,237,703
Escrow deposit		28,360	92,265
Petrojarl I FPSO
Loss Contingencies [Line Items]
Business acquisition, purchase price	$ 57,000
Petrojarl I FPSO
Loss Contingencies [Line Items]
Estimated cost of project	$ 528,000
Operating lease arrangement period, lessor (in years)	5 years
Payments made towards the commitment		493,200
Payments due in 2018		34,800
Escrow deposit		24,300	$ 60,000
Petrojarl I FPSO | Long-term debt
Loss Contingencies [Line Items]
Aggregate principal amount		$ 171,200